Long-Term Debt	9 Months Ended	12 Months Ended
	Sep. 30, 2011	Dec. 31, 2010
Debt
Long-Term Debt

6. Debt

  Credit Facility

        The Company, through the Operating Partnership, has an unsecured revolving credit facility that provides for maximum borrowings of up to $300.0 million. The credit facility requires that a group of no less than fifteen of the Company's hotel properties remain unencumbered by outstanding indebtedness. The credit facility contains certain financial covenants relating to maximum leverage ratio, minimum fixed charge coverage ratio, minimum tangible net worth and maximum secured indebtedness. If an event of default exists, under the terms of the credit facility, the Company is not permitted to make distributions to shareholders, other than those required to qualify for and maintain REIT status. As of September 30, 2011, the Company was in compliance with all financial covenants.

        The credit facility matures on June 20, 2014 and may be extended for an additional year, at the Company's option. In addition, the Company has the option to increase the revolving loan commitment to $450.0 million, subject to certain conditions (including consent of the lenders). The Company incurred $3.0 million in deferred financing fees related to the credit facility.

        Borrowings under the credit facility bear interest at variable rates equal to the London InterBank Offered Rate ("LIBOR") plus an applicable margin. The margin ranges from 2.25% to 3.25%, depending on the Company's leverage ratio, as calculated under the terms of the credit facility. The Company incurs an unused facility fee of between 0.30% and 0.40%, based on the amount by which the maximum borrowing amount exceeds the total principal balance of outstanding borrowings.

        Under the terms of the credit facility, one or more standby letters of credit, up to a maximum aggregate outstanding balance of $30.0 million, may be issued on behalf of the Company by the lenders holding the credit facility. The Company will incur a fee of 0.125% of the value of each standby letter of credit that is issued on its behalf. Any outstanding standby letters of credit would reduce the available borrowings on the credit facility by a corresponding amount. No standby letters of credit were outstanding at September 30, 2011. The Company also may borrow up to a maximum aggregate outstanding balance of $40.0 million of swingline loans. Any outstanding swingline loans would reduce the available borrowings on the credit facility by a corresponding amount. No swingline loans were outstanding at September 30, 2011.

        The Company did not incur any interest expense on the credit facility for the three or nine months ended September 30, 2011. For both the three and nine months ended September 30, 2011, the Company incurred an unused commitment fee of approximately $0.3 million. There were no borrowings outstanding at September 30, 2011.

  RLJ Predecessor Credit Facility

        Fund III, through wholly-owned subsidiaries, maintained a credit facility that provided for maximum borrowings of up to $200.0 million. The credit facility was collateralized by Fund III's partners' committed and uncalled capital and was guaranteed by Fund III. Borrowings under the credit facility bore interest at variable rates equal to the LIBOR plus a margin of 0.75%. For both the three and nine months ended September 30, 2010, the weighted average interest rate for borrowings under the credit facility was approximately 1.00%. There were no borrowings at September 30, 2011 since the credit facility matured on January 31, 2011.

        Fund III incurred interest expense related to the credit facility of approximately $0.2 million and $0.8 million for the three and nine months ended September 30, 2010. No interest expense related to the credit facility was incurred for either the three or nine months ended September 30, 2011. Additionally, there was an unused commitment fee of 0.15% of the unused portion of the credit facility. For the three and nine months ended September 30, 2011, Fund III incurred an unused commitment fee of approximately zero and $12,000, respectively. For the three and nine months ended September 30, 2010, Fund III incurred an unused commitment fee of approximately $39,000 and $0.1 million, respectively.

        A letter of credit was issued on Fund III's behalf (now by the Company) with a value of approximately $1.9 million related to securing a swap agreement on certain variable rate mortgages. No balances were drawn on this letter of credit as of September 30, 2011 or December 31, 2010.

        At December 31, 2010, Fund III had approximately $198.1 million available for borrowing.

  Mortgage Loans

        As of September 30, 2011 and December 31, 2010, the Company was subject to the following mortgage loans (in thousands):

					Principal balance at,
Lender	Number of Assets Encumbered	Interest rate at September 30, 2011(1)	Maturity Date		September 30, 2011		December 31, 2010
Keybank(2)	6	1.47% (3)	April 2012		$48,000		$48,000
State Street Bank(2)		2.98% (3)	April 2012		37,000		37,000
Wells Fargo	1	4.25% (4)	June 2013	(5)	60,000		60,000
Wells Fargo	1	5.50% (4)	Oct 2013	(5)	40,000		40,000
Wells Fargo	1	5.50% (4)	Oct 2013	(5)	31,000		31,000
Wells Fargo	1	4.90% (6)	Dec 2013	(5)	150,000		150,000
Blackstone		10.75% (6)	Dec 2013	(5)	50,000		50,000
Capmark Financial Group	1	6.12%	April 2015		4,357		4,446
Capmark Financial Group	1	5.50%	May 2015		5,014		5,123
Capmark Financial Group	1	5.55%	May 2015		11,742		11,997
Capmark Financial Group	1	5.55%	June 2015		5,094		5,205
Barclay's Bank	1	5.55%	June 2015		2,661		2,718
Barclay's Bank	1	5.55%	June 2015		4,368		4,462
Barclay's Bank	1	5.55%	June 2015		10,181		10,400
Barclay's Bank	1	5.55%	June 2015		9,086		9,282
Barclay's Bank	1	5.55%	June 2015		8,142		8,317
Barclay's Bank	1	5.60%	June 2015		5,645		5,751
Barclay's Bank	1	5.60%	June 2015		8,771		8,956
Barclay's Bank	1	5.55%	June 2015		5,335		5,450
Barclay's Bank	1	5.55%	June 2015		35,371		36,135
Barclay's Bank	1	5.60%	June 2015		6,717		6,861
Barclay's Bank	1	5.55%	June 2015		5,986		6,116
Barclay's Bank	1	5.55%	June 2015		6,880		7,028
Barclay's Bank	1	5.60%	June 2015		8,764		8,952
Barclay's Bank	1	5.55%	June 2015		6,870		7,018
Barclay's Bank	1	5.55%	June 2015		7,562		7,724
Barclay's Bank	1	5.55%	June 2015		6,880		7,028
Barclay's Bank	1	5.55%	June 2015		7,853		8,023
Barclay's Bank	1	5.55%	June 2015		9,855		10,068
Capmark Financial Group	1	5.50%	July 2015		6,933		7,083
Barclay's Bank	1	5.44%	Sept 2015		11,304		11,547
Merrill Lynch	1	6.29%	July 2016		9,321		9,403
Merrill Lynch	1	6.29%	July 2016		5,558		5,605
Merrill Lynch	1	6.29%	July 2016		7,802		7,871
Merrill Lynch	1	6.29%	July 2016		9,336		9,416
Wachovia Securities	43	6.29%	July 2016		494,770		499,132
Wachovia Securities	1	6.29%	July 2016		6,683		6,742
Wells Fargo / Morgan Stanley	2	6.29%	July 2016		35,357		35,669
Wells Fargo / Morgan Stanley	1	6.29%	July 2016		6,857		6,916
Wells Fargo / Morgan Stanley	1	6.29%	July 2016		9,762		9,845
Capmark Financial Group		—	—		—	(7)	72,246
Merrill Lynch		—	—		—	(7)	92,000
Wells Fargo		—	—		—	(7)	23,967
Wells Fargo / GE		—	—		—	(7)	186,392
Capmark Financial Group		—	—		—	(7)	10,818
Capmark Financial Group		—	—		—	(7)	9,975
Capmark Financial Group		—	—		—	(7)	12,350
Capmark Financial Group		—	—		—	(7)	10,334
Capmark Financial Group		—	—		—	(7)	22,934
Capmark Financial Group		—	—		—	(7)	11,078
Capmark Financial Group		—	—		—	(7)	11,355
Capmark Financial Group		—	—		—	(7)	13,339
Capmark Financial Group		—	—		—	(8)	58,000

	86				$1,202,817		$1,747,077

(1)
Interest rate at September 30, 2011 gives effect to interest rate swaps and LIBOR floors, where applicable.

(2)
The Keybank and State Street Bank loans are a senior and a mezzanine loan, respectively, which, as of September 30, 2011 had outstanding balances of $48 million and $37 million, respectively.
(3)
Requires payments of interest only.

(4)
Requires payments of interest only until the commencement of the extension periods.

(5)
Maturity date may be extended for up to two additional one-year terms at the Company's option (subject to the Company's prior satisfaction of certain conditions and advance notice of the exercise of the Company's option).

(6)
Requires payments of interest only until the commencement of the second extension period.

(7)
Loan(s) was/(were) paid off in conjunction with the IPO on May 16, 2011.

(8)
Loan was terminated in conjunction with the deed in lieu of foreclosure arrangement.

        Some mortgage agreements are subject to customary financial covenants. The Company was in compliance with these covenants at September 30, 2011 and December 31, 2010.

  Term Loan

        On January 14, 2011, Fund III entered into a $140.0 million unsecured term loan. Fund III agreed to maintain an unencumbered asset pool of ten hotel properties during the term of the term loan. The term loan contains certain financial covenants related to maximum leverage ratio, minimum fixed charge coverage ratio and minimum net worth. As of September 30, 2011, the Company was in compliance with all financial covenants.

        The term loan had an original maturity date of September 30, 2011, with two six month extension options, and bears interest at LIBOR plus 4.25%, with a LIBOR floor of 1.00% (5.25% and zero at September 30, 2011 and December 31, 2010, respectively). For the three and nine months ended September 30, 2011, the Company incurred $1.9 million and $5.1 million of interest expense, respectively, related to the term loan. On September 30, 2011, the Company amended the term loan to extend the maturity date to November 15, 2011, with one extension to December 31, 2011, at the Company's option. On October 21, 2011, the term loan was fully repaid.

7. Long-Term Debt

  Credit Facility

        RLJ Fund II, through wholly-owned subsidiaries, maintained a credit facility that provided for maximum borrowings of up to $100.0 million. The credit facility was collateralized by RLJ Fund II's partners' committed and uncalled capital and was guaranteed by RLJ Fund II. On May 8, 2008, RLJ Fund II terminated its credit facility.

        Borrowings under the credit facility bore interest at variable rates equal to the London InterBank Offered Rate ("LIBOR") plus a margin of 0.75%. For the year ended December 31, 2008, the weighted average interest rate for borrowings under the credit facility was approximately 4.75%.

        RLJ Fund II incurred interest expense related to the credit facility of approximately $147 for the year ended December 31, 2008. Additionally, there was an unused commitment fee of 0.175% of the unused portion of the credit facility. RLJ Fund II incurred an unused commitment fee of approximately $49 for the year ended December 31, 2008.

        RLJ Fund III, through wholly-owned subsidiaries, maintains a credit facility that provides for maximum borrowings of up to $200.0 million. The credit facility is collateralized by RLJ Fund III's partners' committed and uncalled capital and is guaranteed by RLJ Fund III. The credit facility matured on January 31, 2011. Borrowings under the credit facility bear interest at variable rates equal to the London InterBank Offered Rate ("LIBOR") plus a margin of 0.75%. For the years ended December 31, 2010, 2009 and 2008, the weighted average interest rate for borrowings under the credit facility was approximately 1.04%, 1.01% and 3.90%, respectively.

        RLJ Fund III incurred interest expense related to the credit facility of approximately $1.0 million, $1.3 million and $533 for the years ended December 31, 2010, 2009 and 2008, respectively. Additionally, there is an unused commitment fee of 0.15% of the unused portion of the credit facility. RLJ Fund III incurred an unused commitment fee of approximately $156, $119 and $262 for the years ended December 31, 2010, 2009 and 2008, respectively.

        RLJ Fund III is subject to a letter of credit with a value of approximately $1.9 million related to securing a swap agreement on certain variable rate mortgages. No balances have been drawn on this letter of credit as of December 31, 2010. Its issuance reduces the amount available on the credit facility by the entire $1.9 million value.

        At December 31, 2010 and 2009, RLJ Fund III had outstanding borrowings under the credit facility of approximately $0 and $146.0 million, respectively. At December 31, 2010 and 2009, RLJ Fund III had approximately $198.1 million and $50.4 million, respectively, available for borrowing.

  Mortgage Loans

        As of December 31, 2010 and 2009, the Company is subject to the following mortgage loans (excluding loans collateralized by properties that are held for sale):

							Principal balance at December 31,
	Number of Assets Encumbered	Interest rate at December 31, 2010(1)		Maturity Date		Prepayment Penalty
Lender							2010	2009
Capmark Financial Group	1	1.36	%(2)	July 2010		(3)	$58,000	$58,000
Keybank / State Street Bank(5)	6	5.23	%(2)	April 2011	(4)	(3)	85,000	85,000
Capmark Financial Group	1	2.01%		June 2011		(3)	72,244	74,092
Merrill Lynch	10	1.86	%(2)	July 2011		(3)	92,000	92,000
Wells Fargo	1	5.59%		Jan 2012	(4)	(3)	23,967	24,710
Wells Fargo / GE	13	5.69%		Feb 2012	(4)	(6)	186,392	199,573
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	10,818	12,250
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	9,975	11,400
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	12,350	13,815
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	10,334	11,765
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	22,934	23,330
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	11,078	12,530
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	11,355	11,560
Capmark Financial Group	1	5.50%		May 2012	(7)	(3)	13,339	14,840
Wells Fargo	1	5.50%		June 2013	(8)	(6)	60,000	—
Wells Fargo	1	5.50%		Oct 2013	(8)	(3)	40,000	—
Wells Fargo	1	5.50%		Oct 2013	(8)	(3)	31,000	—
Wells Fargo	1	4.90%		Dec 2013	(8)	(3)	150,000	—
Blackstone		10.75%		Dec 2013	(8)	(3)	50,000	—
Capmark Financial Group	1	6.12%		April 2015		(9)	4,446	4,557
Capmark Financial Group	1	5.50%		May 2015		(9)	5,123	5,260
Capmark Financial Group	1	5.55%		May 2015		(9)	11,997	12,319
Capmark Financial Group	1	5.55%		June 2015		(9)	5,205	5,344
Barclay's Bank	1	5.55%		June 2015		(9)	2,718	2,791
Barclay's Bank	1	5.55%		June 2015		(9)	4,462	4,581
Barclay's Bank	1	5.55%		June 2015		(9)	10,400	10,678
Barclay's Bank	1	5.55%		June 2015		(9)	9,282	9,530
Barclay's Bank	1	5.55%		June 2015		(9)	8,317	8,537
Barclay's Bank	1	5.60%		June 2015		(9)	5,751	5,904
Barclay's Bank	1	5.60%		June 2015		(9)	8,956	9,174
Barclay's Bank	1	5.55%		June 2015		(9)	5,450	5,595
Barclay's Bank	1	5.55%		June 2015		(9)	36,135	37,099
Barclay's Bank	1	5.60%		June 2015		(9)	6,861	7,043
Barclay's Bank	1	5.55%		June 2015		(9)	6,116	6,279
Barclay's Bank	1	5.55%		June 2015		(9)	7,028	7,215
Barclay's Bank	1	5.60%		June 2015		(9)	8,952	9,189
Barclay's Bank	1	5.55%		June 2015		(9)	7,018	7,204
Barclay's Bank	1	5.55%		June 2015		(9)	7,724	7,929
Barclay's Bank	1	5.55%		June 2015		(9)	7,028	7,216
Barclay's Bank	1	5.55%		June 2015		(9)	8,023	8,237
Barclay's Bank	1	5.55%		June 2015		(9)	10,068	10,336
Capmark Financial Group	1	5.50%		July 2015		(9)	7,083	7,272
Barclay's Bank	1	5.44%		Sept 2015		(9)	11,547	11,853
Merrill Lynch	1	6.29%		July 2016		(10)	9,403	9,505
Merrill Lynch	1	6.29%		July 2016		(10)	5,605	5,662
Merrill Lynch	1	6.29%		July 2016		(10)	7,871	7,956
Merrill Lynch	1	6.29%		July 2016		(10)	9,416	9,510
Wachovia Securities	43	6.29%		July 2016		(10)	499,132	504,549
Wachovia Securities	1	6.29%		July 2016		(10)	6,742	6,815
Wells Fargo / Morgan Stanley	2	6.29%		July 2016		(10)	35,669	36,056
Wells Fargo / Morgan Stanley	1	6.29%		July 2016		(10)	6,917	6,992
Wells Fargo / Morgan Stanley	1	6.29%		July 2016		(10)	9,849	9,956

	120						$1,747,077	$1,453,008

(1)
Interest rate at December 31, 2010 gives effect to interest rate swaps and LIBOR floors, where applicable.

(2)
Requires payments of interest only.

(3)
Prepayment of this loan is not subject to a prepayment penalty.

(4)
Maturity date may be extended for one additional year at the Company's option (subject to our prior satisfaction of certain conditions, including, among others, maintenance of a specified debt service coverage ratio and advance notice of the exercise of our option).

(5)
The Keybank/State Street Bank loans are comprised of a senior and a mezzanine loan, which, as of December 31, 2010 had outstanding balances of $48 million and $37 million, respectively.

(6)
This loan is subject to a prepayment penalty in an amount calculated as a percentage of the outstanding balance at the time of such prepayment.

(7)
Maturity date may be extended for up to two additional one-year terms at the Company's option (subject to the Company's prior satisfaction of certain conditions, including, among others, a principal pay down for the first extension, maintenance of a specified debt service coverage ratio for the second extension, and advance notice of the exercise of the Company's option).

(8)
Maturity date may be extended for up to two additional one-year terms at the Company's option (subject to the Company's prior satisfaction of certain conditions and advance notice of the exercise of the Company's option).

(9)
This loan is subject to defeasance, except during the 90 days prior to the maturity date during which time prepayment of the loan is not subject to a prepayment penalty.

(10)
This loan is subject to defeasance, except during the three years prior to the maturity date during which time prepayment of the loan is not subject to a prepayment penalty.

        As of December 31, 2010, future minimum principal payments on mortgage loans are as follows:

2011	$293,304
2012	294,300
2013	345,192
2014	14,896
2015	15,975
Thereafter	783,410

$1,747,077

        Some mortgage agreements are subject to customary financial covenants. The Company was in compliance with these covenants at December 31, 2010 and 2009.

        In February 2010, RLJ Fund II received a notice of event of default for failure to make the required monthly payment on its mortgage loan secured by the New York LaGuardia Airport Marriott located in New York, NY. The mortgage loan matured in July 2010. In April 2011, RLJ Fund II escrowed an executed deed in lieu of foreclosure agreement for the benefit of the lenders. On August 5, 2011, the Company transferred title to the hotel to the lenders pursuant to the deed in lieu of foreclosure arrangement. At December 31, 2010, the book value of the New York LaGuardia Airport Marriott equals the fair market value which is less than the mortgage loan balance.

        In March 2010, RLJ Fund II amended the Wells Fargo/GE mortgage loan secured by 13 properties, which was previously due and payable in January 2010. In conjunction with the amendment, the mortgage principal balance was paid down to $192.1 million. The amended mortgage loan is subject to a variable rate of interest, currently 5.69%, and requires monthly payments of principal and interest. Additionally, a one-time mortgage amortization payment of $2.5 million was paid in December 2010. The mortgage has a new maturity date of February 2012.

        In May 2010, RLJ Fund II restructured certain Capmark Financial Group mortgage loans secured by eight properties. In connection with the restructuring, principal was paid down by $7.5 million on these loans. The restructured loans are subject to a variable interest rate of LIBOR plus 4.00% and the original maturity dates were extended to May 2012, plus two one-year extensions are available.